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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Buck II
Title:  Managing Member
Phone:  (203) 629-7500


Signature, Place, and Date of Signing:
                                        Greenwich, Connecticut   August __, 2005
------------------------------------    ----------------------   ---------------
             [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                           -----------

Form 13F Information Table Entry Total:         19
                                           -----------

Form 13F Information Table Value Total:     $ 131,198
                                           -----------
                                           (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None


                                       2
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
                                                FORM 13F INFORMATION TABLE (06/30/05)


          COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                   SHRS
                                                         VALUE     OR PRN   SH/ PRN  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS  CUSIP     (X1000)   AMOUNT            CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC              COMMON STOCK    011589108     742    53,386  SH             SOLE                   53,386     0     0
------------------------------------------------------------------------------------------------------------------------------------
BONE CARE INTL INC COM         COMMON STOCK    098072101   5,256   159,361  SH             SOLE                  159,361     0     0
------------------------------------------------------------------------------------------------------------------------------------
CUNO INCORPORATED COM          COMMON STOCK    126583103  12,654   177,128  SH             SOLE                  177,128     0     0
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREAM        COMMON STOCK    261877104  44,695   549,082  SH             SOLE                  549,082     0     0
------------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC ADR (REPR 1 ORD) OPTIONS - CALLS 2841318AB      68    10,000  SH       CALL  SOLE                   10,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC CL-B COM STK COMMON STOCK    366651206   7,682   725,393  SH             SOLE                  725,393     0     0
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP COM NEW            COMMON STOCK    37957F200      62    25,000  SH             SOLE                   25,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
KANEB PIPE LINE PARTNERS L P   COMMON STOCK    484169107     928    15,100  SH             SOLE                   15,100     0     0
------------------------------------------------------------------------------------------------------------------------------------
MISSION RESOURCES CORP COM STK COMMON STOCK    605109107     435    53,860  SH             SOLE                   53,860     0     0
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNRS CL A COM STK    COMMON STOCK    65333F107     252    10,000  SH             SOLE                   10,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
NIKU CORP                      COMMON STOCK    654113703   5,588   269,541  SH             SOLE                  269,541     0     0
------------------------------------------------------------------------------------------------------------------------------------
NORANDA INC CAD NPV SEE CUSIP  COMMON STOCK    655422103   1,386    80,090  SH             SOLE                   80,090     0     0
------------------------------------------------------------------------------------------------------------------------------------
OVERNITE CORP COM STK          COMMON STOCK    690322102  11,915   277,222  SH             SOLE                  277,222     0     0
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUN INTL COM          OPTIONS - CALLS 7491211AA      93    25,000  SH       CALL  SOLE                   25,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC COM            COMMON STOCK    84761M104   8,239   110,700  SH             SOLE                  110,700     0     0
------------------------------------------------------------------------------------------------------------------------------------
TRANSKARYOTIC THERAPIES INC    COMMON STOCK    893735100   8,945   244,533  SH             SOLE                  244,533     0     0
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP COM                COMMON STOCK    915289102  20,900   321,296  SH             SOLE                  321,296     0     0
------------------------------------------------------------------------------------------------------------------------------------
US UNWIRED INC COM STK         COMMON STOCK    90338R104     300    51,500  SH             SOLE                   51,500     0     0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORP          OPTIONS - CALLS 95988E0GH   1,058    25,000  SH       CALL  SOLE                   25,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
                                                         131,198
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